SHAREHOLDERS' EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
STOCKHOLDERS' EQUITY
Schedule of warrants outstanding
(in thousands)
Balance—December 31, 2019	2,769
Warrants issued in conjunction with convertible debenture offering	80,379
Warrants issued in conjunction with equity offering(1)	11,500
Warrants converted into subordinate voting shares	(750)
Balance—December 31, 2020	93,898

Schedule of Shares outstanding
	Subordinate	Super
(in thousands)	Voting Shares	Voting Shares
Balance—December 31, 2020	57,617	203
Shares issued in connection with exercise of warrants	1,325	-
Shares issued in connection with conversion of convertible debentures	2,393	-
Shares issued in connection with asset acquisition	30,641	-
Issuance of vested restricted stock units	371	-
Stock issued in connection with exercised of stock options	76	-
Balance—June 30, 2021	92,423	203

(in thousands)
Balance—December 31, 2020		93,898
Warrants issued in conjunction with broker option exercise (1)		163
Warrants expired		(358)
Warrants converted into subordinate voting shares		(1,000)
Balance—June 30, 2021		92,703

	Subordinate	Super
(in thousands)	Voting Shares	Voting Shares
Balance—December 31, 2019	32,844	203
Shares issued in connection with convertible debenture offering	250	-
Shares issued in connection with subordinate voting share offering	23,000	-
Shares issued in connection with exercise of warrants	750	-
Shares issued in connection with conversion of convertible debentures	375	-
Shares issued in connection with asset purchase	150	-
Issuance of vested restricted stock units	248	-
Balance—December 31, 2020	57,617	203